Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Summary of Loan Notes
The following tables show the total liability balance of the Loan Notes for the twelve months ended December 31, 2019 and 2018:

	For the Twelve Months Ended December 31, 2019
	Third Party	Aspen Holdings	Total
	($ in millions)
Opening balance	$4.6	$1.1	$5.7
Total change in fair value for the period	3.1	0.8	3.9
Total distributed in the period	(7.7)	(1.9)	(9.6)
Closing balance as at December 31, 2019	$—	$—	$—

Liability
Loan notes (long-term liabilities)	$—	$—	$—
Accrued expenses (current liabilities)	—	—	—
Total aggregate unpaid balance as at December 31, 2019	$—	$—	$—

	For the Twelve Months Ended December 31, 2018
	Third Party	Aspen Holdings	Total
	($ in millions)
Opening balance	$86.6	$20.6	$107.2
Total change in fair value for the period	4.4	1.1	5.5
Total distributed in the period	(86.4)	(20.6)	(107.0)
Closing balance as at December 31, 2018	$4.6	$1.1	$5.7

Liability
Loan notes (long-term liabilities)	$—	$—	$—
Accrued expenses (current liabilities)	4.6	1.1	5.7
Total aggregate unpaid balance as at December 31, 2018	$4.6	$1.1	$5.7